CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (8,482)	$ (97,643)
Changes in operating liabilities:
IPO costs written off		75,435
(Increase) / decrease in account receivable	(1,024)	1,024
Increase in Accounts Payable	1	(15,000)
Net cash used in operating activities	(9,505)	(36,184)
Cash flows from investing activities:
Payment of IPO costs		(33,435)
Net cash used in investing activities		(33,435)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	124,500	1,056
Amount due to a Director	5,126	2,904
Net cash provided by financing activities	129,626	3,960
Net change in cash	120,121	(65,659)
Cash at the beginning of the year/period		120,121
Cash at the end of the year/period	120,121	54,462
Noncash investing and financing activities
Deferred offering costs	$ 15,000